Commitments and Contingencies - Contractual Obligations and Commercial Commitments (Details) (10-K) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments And Contingencies [Line Items]
Payments Due, Total	$ 31,464
Payments Due Within 1 Year	3,191
Payments Due Within 2 - 3 Years	7,092
Payments Due Within 4 - 5 Years	7,681
Payments Due More Than 5 Years	13,500
Minimum Purchase Commitments [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	30,300	[1]
Payments Due Within 1 Year	2,700	[1]
Payments Due Within 2 - 3 Years	6,700	[1]
Payments Due Within 4 - 5 Years	7,400	[1]
Payments Due More Than 5 Years	13,500	[1]
Leases [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	712	[2]
Payments Due Within 1 Year	141	[2]
Payments Due Within 2 - 3 Years	290	[2]
Payments Due Within 4 - 5 Years	281	[2]
Payments Due More Than 5 Years		[2]
Employment Contracts [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	452	[3]
Payments Due Within 1 Year	350	[3]
Payments Due Within 2 - 3 Years	102	[3]
Payments Due Within 4 - 5 Years		[3]
Payments Due More Than 5 Years		[3]

[1]	License and Supply Agreement with Medica.
[2]	In addition to lease obligations for office space, obligations include a lease for various office equipment which expires in 2020.
[3]	Relates to employment agreement with Daron Evans, the Company's President and Chief Executive Officer, entered into on April 15, 2015 for a term of four years.